Schedule of Investments (unaudited) May 31, 2020	iShares® ESG MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.1%
Globant SA(a)(b)	31,931	$4,477,045

Brazil — 3.6%
Atacadao SA	2,144,600	7,301,220
B2W Cia. Digital(a)	190,900	3,220,390
B3 SA — Brasil, Bolsa, Balcao	2,642,100	22,158,984
Banco Bradesco SA	1,026,246	3,363,441
Banco do Brasil SA	964,600	5,477,392
Banco Santander Brasil SA	1,512,700	7,102,401
Cia Brasileira de Distribuicao	400,700	4,646,588
Cosan SA	471,100	5,711,906
Energisa SA	406,900	3,558,717
Equatorial Energia SA	974,000	3,595,717
Klabin SA	894,300	3,245,503
Localiza Rent a Car SA	1,644,321	11,650,213
Lojas Renner SA	771,510	5,476,185
Natura & Co. Holding SA	1,244,000	8,516,124
Petrobras Distribuidora SA	955,400	3,806,753
Rumo SA(a)	879,500	3,648,457
Ultrapar Participacoes SA	2,742,000	8,643,376
WEG SA	474,300	3,653,030

		114,776,397

Chile — 0.7%
Cia. Cervecerias Unidas SA	338,082	2,430,227
Empresas COPEC SA	1,524,325	9,560,160
Enel Americas SA	67,496,219	9,765,660

		21,756,047

China — 38.7%
360 Security Technology Inc., Class A	1,265,700	3,144,728
3SBio Inc.(a)(c)	2,929,500	3,477,151
AAC Technologies Holdings Inc.(b)	955,500	4,906,322
Agricultural Bank of China Ltd., Class H	7,018,000	2,834,001
Aisino Corp., Class A	1,420,998	3,163,636
Alibaba Group Holding Ltd., ADR(a)	1,100,428	228,217,763
Alibaba Health Information Technology Ltd.(a)	3,952,000	9,259,234
Alibaba Pictures Group Ltd.(a)	25,280,000	3,065,824
A-Living Services Co. Ltd., Class H(c)	1,016,250	5,441,153
ANTA Sports Products Ltd.	456,000	4,065,230
Autohome Inc., ADR	47,968	3,690,178
BAIC Motor Corp. Ltd., Class H(c)	18,450,500	7,426,856
Baidu Inc., ADR(a)	125,024	13,321,307
Bank of China Ltd., Class H	13,514,000	4,934,153
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	1,081,412	5,818,993
BOE Technology Group Co. Ltd., Class A	7,302,900	3,781,826
Brilliance China Automotive Holdings Ltd.	3,996,000	3,495,404
BYD Co. Ltd., Class A	413,516	3,313,692
BYD Co. Ltd., Class H(b)	875,500	4,913,463
BYD Electronic International Co. Ltd.(b)	1,811,500	3,468,283
Caitong Securities Co. Ltd., Class A	2,498,387	3,466,398
China CITIC Bank Corp. Ltd., Class H	8,148,000	3,542,609
China Construction Bank Corp., Class H	51,551,000	40,503,882
China Eastern Airlines Corp. Ltd., Class A(a)	5,327,900	3,093,725
China Everbright Bank Co. Ltd., Class H	17,968,000	7,278,999
China Everbright International Ltd.	5,414,666	2,780,334
China Gas Holdings Ltd.	1,330,600	4,652,207
China International Capital Corp. Ltd., Class H(a)(c)	3,304,800	5,346,690
China Lesso Group Holdings Ltd.	4,748,000	5,733,619

Security	Shares	Value

China (continued)
China Life Insurance Co. Ltd., Class H	3,711,000	$6,951,841
China Mengniu Dairy Co. Ltd.	1,131,000	4,041,891
China Merchants Bank Co. Ltd., Class H	4,993,500	23,385,892
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	3,509,657	7,852,908
China Minsheng Banking Corp. Ltd., Class H	17,865,000	12,423,216
China Mobile Ltd.	3,356,500	23,427,513
China Molybdenum Co. Ltd., Class A	5,897,100	2,815,120
China Molybdenum Co. Ltd., Class H	14,208,000	4,362,668
China Overseas Land & Investment Ltd.	1,391,000	4,235,273
China Overseas Property Holdings Ltd.	2,585,000	2,924,842
China Pacific Insurance Group Co. Ltd., Class H	1,763,600	4,846,430
China Petroleum & Chemical Corp., Class H	9,654,000	4,471,405
China Resources Land Ltd.	1,116,000	4,398,632
China Tower Corp. Ltd., Class H(c)	22,554,000	4,539,316
China TransInfo Technology Co. Ltd., Class A	930,109	2,876,974
China Vanke Co. Ltd., Class H	1,238,100	4,017,316
CNOOC Ltd.	8,645,000	9,625,384
Country Garden Services Holdings Co. Ltd.	2,189,000	10,251,671
CSPC Pharmaceutical Group Ltd.	2,716,000	5,319,169
ENN Energy Holdings Ltd.	328,700	3,833,632
Eve Energy Co. Ltd., Class A(a)	469,824	4,258,071
Everbright Securities Co. Ltd., Class A	2,226,197	3,396,378
Fosun International Ltd.	9,042,500	11,607,905
Founder Securities Co. Ltd., Class A	3,833,081	3,702,426
Geely Automobile Holdings Ltd.	8,300,000	11,350,793
Genscript Biotech Corp.(a)	1,662,000	3,645,207
Glodon Co. Ltd., Class A	620,985	4,970,168
GoerTek Inc., Class A	1,093,600	3,242,241
Greentown Service Group Co. Ltd.	3,986,000	5,317,409
Guangzhou Automobile Group Co. Ltd., Class H	3,897,200	3,202,834
Huadong Medicine Co. Ltd., Class A	1,239,880	3,919,947
Huaxia Bank Co. Ltd., Class A	8,577,732	7,626,832
Hutchison China MediTech Ltd., ADR(a)	140,736	3,069,452
Industrial & Commercial Bank of China Ltd., Class H	23,826,000	15,369,630
Industrial Bank Co. Ltd., Class A	1,954,568	4,392,472
Innovent Biologics Inc.(a)(c)	539,000	2,941,517
JD.com Inc., ADR(a)	424,180	23,045,699
Kingboard Laminates Holdings Ltd.	3,439,000	2,994,872
Kingdee International Software Group Co. Ltd.	4,385,000	7,693,975
Kingsoft Corp. Ltd.(a)	813,000	2,627,487
Kweichow Moutai Co. Ltd., Class A	23,700	4,520,870
Legend Holdings Corp., Class H(c)	4,710,300	5,700,247
Lenovo Group Ltd.	13,484,000	7,323,912
Li Ning Co. Ltd.	953,000	3,196,749
Longfor Group Holdings Ltd.(c)	668,000	3,025,003
Meituan Dianping, Class B(a)	2,135,000	40,408,270
NetEase Inc., ADR	38,674	14,808,275
New Oriental Education & Technology Group Inc., ADR(a)	61,814	7,415,207
NIO Inc., ADR(a)(b)	856,228	3,407,787
Orient Securities Co. Ltd., Class A	2,575,172	3,296,157
Pinduoduo Inc., ADR(a)(b)	189,726	12,686,978
Ping An Healthcare and Technology Co. Ltd.(a)(c)	370,000	4,873,823
Ping An Insurance Group Co. of China Ltd., Class A	338,900	3,344,912
Ping An Insurance Group Co. of China Ltd., Class H	4,284,000	42,281,770
Semiconductor Manufacturing International Corp.(a)	1,753,500	3,809,694
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,440,879	3,579,974
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	5,754,800	9,102,548
Shanghai Pudong Development Bank Co. Ltd., Class A	2,296,892	3,388,815

1

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shenzhen Inovance Technology Co. Ltd., Class A	1,201,400	$5,756,967
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	83,200	3,237,788
Shenzhou International Group Holdings Ltd.	740,400	8,802,459
Shimao Property Holdings Ltd.	716,500	2,976,558
Shui On Land Ltd.	23,331,500	3,852,964
Sino Biopharmaceutical Ltd.	3,867,000	6,086,621
Sinopharm Group Co. Ltd., Class H	1,706,800	4,197,085
Sinotrans Ltd., Class H	700,000	144,498
SOHO China Ltd.(a)	14,700,500	4,950,110
Sun Art Retail Group Ltd.	1,973,000	3,018,937
Sunac China Holdings Ltd.	1,360,000	5,693,717
Suning.com Co. Ltd., Class A	6,663,038	8,156,506
Sunny Optical Technology Group Co. Ltd.	516,200	6,819,621
TAL Education Group, ADR(a)	194,966	11,007,780
TCL Technology Group Corp., Class A	7,655,662	5,578,090
Tencent Holdings Ltd.	3,611,000	191,195,252
Tencent Music Entertainment Group, ADR(a)	250,000	3,230,000
TravelSky Technology Ltd., Class H	1,839,000	3,691,761
Trip.com Group Ltd., ADR(a)(b)	242,269	6,437,087
Unisplendour Corp. Ltd., Class A	951,944	5,085,131
Vipshop Holdings Ltd., ADR(a)	412,419	7,151,346
Wanda Film Holding Co. Ltd., Class A(a)	1,488,560	3,355,608
Wuliangye Yibin Co. Ltd., Class A	146,300	3,026,390
WuXi AppTec Co. Ltd., Class A	260,664	3,874,922
WuXi AppTec Co. Ltd., Class H(c)	468,400	4,955,335
Wuxi Biologics Cayman Inc.(a)(c)	976,500	15,344,820
Xiaomi Corp., Class B(a)(c)	5,200,400	8,064,612
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	2,285,000	3,023,617
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	4,115,336	3,705,979
Xinyi Solar Holdings Ltd.	6,520,000	4,735,853
Yihai International Holding Ltd.	350,000	3,127,016
Yum China Holdings Inc.	177,582	8,229,150
Yuzhou Properties Co. Ltd.	21,554,000	8,815,144
Zai Lab Ltd., ADR(a)	40,788	3,034,627
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	5,481,600	4,490,796

		1,224,139,206

Colombia — 0.2%
Ecopetrol SA	5,764,211	3,089,394
Interconexion Electrica SA ESP	664,193	3,506,151

		6,595,545

Czech Republic — 0.1%
Komercni Banka AS(a)	212,457	4,556,215

Greece — 0.1%
Alpha Bank AE(a)	1,958,628	1,209,167
OPAP SA	351,386	3,283,258

		4,492,425

Hungary — 0.4%
MOL Hungarian Oil & Gas PLC	2,019,971	12,780,566

India — 8.4%
Asian Paints Ltd.	698,069	15,537,929
Axis Bank Ltd.	932,813	4,748,799
Axis Bank Ltd., GDR(d)	108,650	2,710,818
Bajaj Finance Ltd.	118,682	3,066,313
Bandhan Bank Ltd.(c)	1,063,267	3,067,485

Security	Shares	Value

India (continued)
Bharat Petroleum Corp. Ltd.	833,148	$3,777,007
Bharti Airtel Ltd.(a)	1,269,752	9,279,288
Dabur India Ltd.	2,137,473	13,185,318
Eicher Motors Ltd.	17,982	3,935,321
HCL Technologies Ltd.	1,142,176	8,311,472
Hero MotoCorp Ltd.	122,326	3,819,197
Hindalco Industries Ltd.	1,962,862	3,604,297
Hindustan Unilever Ltd.	713,172	19,403,824
Housing Development Finance Corp. Ltd.	1,309,829	28,735,561
ICICI Bank Ltd.	1,714,838	7,528,018
Indian Oil Corp. Ltd.	3,740,390	4,115,523
Infosys Ltd.	2,710,235	24,766,798
Mahindra & Mahindra Ltd.	476,443	2,749,355
Mahindra & Mahindra Ltd., GDR	959,287	5,410,379
Marico Ltd.	1,829,415	8,317,695
Nestle India Ltd.	60,616	14,061,172
Power Grid Corp. of India Ltd.	1,821,561	3,795,308
REC Ltd.	2,635,023	3,085,729
Reliance Industries Ltd.	1,308,529	25,341,244
Reliance Industries Ltd., GDR(c)	132,416	5,091,395
Tata Consultancy Services Ltd.	792,796	20,679,036
Tata Steel Ltd.	844,880	3,298,346
Titan Co. Ltd.	544,397	6,407,529
UPL Ltd.	687,307	3,688,937
Wipro Ltd.	1,467,116	4,128,772

		265,647,865

Indonesia — 1.4%
Bank Central Asia Tbk PT	9,457,700	16,798,584
Bank Negara Indonesia Persero Tbk PT	14,605,900	3,828,925
Bank Rakyat Indonesia Persero Tbk PT	52,492,600	10,599,122
Kalbe Farma Tbk PT	37,523,600	3,634,216
Telekomunikasi Indonesia Persero Tbk PT	24,891,300	5,366,707
Unilever Indonesia Tbk PT	7,763,900	4,118,428

		44,345,982

Malaysia — 2.5%
AMMB Holdings Bhd	5,000,700	3,646,284
Axiata Group Bhd	4,644,200	4,059,335
Malayan Banking Bhd	4,653,800	8,028,407
Maxis Bhd(b)	6,644,800	8,070,050
Nestle Malaysia Bhd	514,900	16,462,588
Petronas Dagangan Bhd	1,096,900	5,924,143
Public Bank Bhd	4,820,400	16,254,644
RHB Bank Bhd	6,809,800	7,471,592
Sime Darby Plantation Bhd	5,156,800	5,883,319
Telekom Malaysia Bhd(b)	3,294,700	3,205,654

		79,006,016

Mexico — 1.7%
Arca Continental SAB de CV	712,300	3,183,660
Cemex SAB de CV, CPO, NVS	21,314,100	5,056,497
Coca-Cola Femsa SAB de CV	1,734,800	7,587,582
Fomento Economico Mexicano SAB de CV	550,300	3,729,052
Grupo Financiero Banorte SAB de CV, Class O	2,431,100	7,387,859
Infraestructura Energetica Nova SAB de CV	4,326,300	12,304,582
Wal-Mart de Mexico SAB de CV	5,441,100	13,609,051

		52,858,283

Peru — 0.1%
Credicorp Ltd.	23,594	3,251,725

2

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Philippines — 0.6%
BDO Unibank Inc.	5,014,510	$9,945,808
Globe Telecom Inc.	98,110	4,446,154
SM Prime Holdings Inc.	5,854,000	3,486,727

		17,878,689

Poland — 0.8%
Bank Polska Kasa Opieki SA	250,720	3,291,005
CD Projekt SA	32,839	3,311,620
KGHM Polska Miedz SA(a)	358,368	7,721,890
Polski Koncern Naftowy ORLEN SA	456,726	7,614,761
Santander Bank Polska SA(a)	81,909	3,330,200

		25,269,476

Qatar — 0.7%
Qatar Fuel QSC	147,828	645,925
Qatar National Bank QPSC	4,279,794	20,663,815

		21,309,740

Russia — 3.5%
Gazprom PJSC	5,815,128	16,459,715
Gazprom PJSC, ADR	579,236	3,217,077
LUKOIL PJSC	406,037	30,133,229
Novatek PJSC, GDR(d)	96,187	13,918,259
Novolipetsk Steel PJSC	3,310,410	6,455,748
Polymetal International PLC	392,120	7,846,147
Polyus PJSC	56,546	9,343,853
Rosneft Oil Co. PJSC	157,750	840,098
Rosneft Oil Co. PJSC, GDR(d)	391,780	2,038,823
Sberbank of Russia PJSC	6,323,820	17,948,803
Surgutneftegas PJSC	5,602,927	3,141,676

		111,343,428

Saudi Arabia — 2.7%
Al Rajhi Bank	541,524	8,280,868
Almarai Co. JSC	434,427	5,797,993
Arab National Bank	583,972	3,139,792
Bank AlBilad	530,019	3,132,370
Banque Saudi Fransi	951,300	7,700,631
National Commercial Bank	788,987	8,029,034
Samba Financial Group	704,609	4,516,951
Saudi Arabian Mining Co.(a)	672,252	6,136,864
Saudi Arabian Oil Co.(c)	854,608	7,673,663
Saudi Basic Industries Corp.	1,057,000	23,871,237
Saudi British Bank (The)	565,116	3,521,235
Savola Group (The)	304,602	3,398,118

		85,198,756

Singapore — 0.2%
BOC Aviation Ltd.(c)	859,600	4,724,417

South Africa — 4.1%
Absa Group Ltd.	769,947	3,546,311
AngloGold Ashanti Ltd.	172,757	4,159,809
Bidvest Group Ltd. (The)	365,859	3,151,291
Clicks Group Ltd.	452,571	5,975,236
FirstRand Ltd.	1,553,197	3,535,540
Gold Fields Ltd.	602,706	4,687,087
Growthpoint Properties Ltd.	5,745,396	4,067,191
Impala Platinum Holdings Ltd.	451,452	2,998,157
Investec Ltd.	343,038	591,723
Kumba Iron Ore Ltd.	254,583	6,849,531
MultiChoice Group Ltd.(a)	643,776	3,159,083
Naspers Ltd., Class N	275,197	43,525,287
Nedbank Group Ltd.	620,868	3,478,791

Security	Shares	Value

South Africa (continued)
NEPI Rockcastle PLC	939,990	$4,772,064
Old Mutual Ltd.	15,713,765	10,009,676
Sibanye Stillwater Ltd.(a)	1,388,494	2,549,451
Standard Bank Group Ltd.	1,422,722	8,200,050
Vodacom Group Ltd.	1,559,158	11,163,817
Woolworths Holdings Ltd.	2,134,827	3,502,039

		129,922,134

South Korea — 11.0%
Amorepacific Corp.	40,395	5,316,634
AMOREPACIFIC Group	84,023	3,921,458
BNK Financial Group Inc.	738,963	3,031,154
Celltrion Inc.(a)	34,659	5,974,966
GS Holdings Corp.	173,384	5,278,030
Hana Financial Group Inc.	136,612	3,281,688
Hankook Tire & Technology Co. Ltd.	164,782	3,120,140
HLB Inc.(a)	27,443	2,501,768
Hyundai Marine & Fire Insurance Co. Ltd.	165,257	3,235,885
Kakao Corp.	17,052	3,628,085
KB Financial Group Inc.	401,644	11,026,603
LG Chem Ltd.	47,759	15,059,057
LG Corp.	160,925	8,199,255
LG Display Co. Ltd.(a)	605,853	4,989,867
LG Electronics Inc.	234,609	11,233,650
LG Household & Health Care Ltd.	7,399	8,184,933
LG Innotek Co. Ltd.	37,839	4,506,643
NAVER Corp.	96,246	17,563,564
NCSoft Corp.	11,627	7,416,795
POSCO	93,941	13,729,518
Samsung Biologics Co. Ltd.(a)(c)	6,299	3,163,614
Samsung Card Co. Ltd.	122,956	2,933,788
Samsung Electro-Mechanics Co. Ltd.	36,998	3,734,305
Samsung Electronics Co. Ltd.	2,908,298	119,060,688
Samsung Fire & Marine Insurance Co. Ltd.	21,193	3,123,035
Samsung SDI Co. Ltd.	50,961	14,772,497
Shinhan Financial Group Co. Ltd.	575,729	14,016,092
SK Holdings Co. Ltd.	48,393	9,339,034
SK Hynix Inc.	271,616	17,874,524
SK Innovation Co. Ltd.	61,599	5,894,046
SK Telecom Co. Ltd.	49,115	8,566,224
S-Oil Corp.	89,378	5,102,366

		348,779,906

Taiwan — 12.7%
Acer Inc.	13,343,000	7,265,880
ASE Technology Holding Co. Ltd.	1,650,186	3,396,553
Catcher Technology Co. Ltd.	453,000	3,289,059
Cathay Financial Holding Co. Ltd.	13,265,110	17,694,177
Chailease Holding Co. Ltd.	1,253,300	4,862,929
China Steel Corp.	5,407,000	3,565,648
Chunghwa Telecom Co. Ltd.	3,585,000	13,193,755
CTBC Financial Holding Co. Ltd.	17,213,000	11,437,114
Delta Electronics Inc.	2,363,000	10,860,749
E.Sun Financial Holding Co. Ltd.	18,847,390	16,728,824
Eva Airways Corp.	9,422,000	3,451,857
Far Eastern New Century Corp.	6,342,000	5,681,925
Far EasTone Telecommunications Co. Ltd.	2,101,000	4,527,384
First Financial Holding Co. Ltd.	18,204,000	13,853,835
Fubon Financial Holding Co. Ltd.	13,573,000	19,167,201
Hiwin Technologies Corp.	353,050	3,603,991
Hon Hai Precision Industry Co. Ltd.	3,456,000	8,724,889

3

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Hotai Motor Co. Ltd.	347,000	$6,194,571
Inventec Corp.	7,497,000	6,092,483
Lite-On Technology Corp.	4,641,039	7,434,937
MediaTek Inc.	664,000	10,239,201
President Chain Store Corp.	1,344,000	13,227,377
Taishin Financial Holding Co. Ltd.	38,908,054	16,846,118
Taiwan Business Bank	23,461,500	8,282,828
Taiwan Mobile Co. Ltd.	1,077,000	3,856,037
Taiwan Semiconductor Manufacturing Co. Ltd.	16,228,000	157,821,016
Tatung Co. Ltd.(a)	4,691,000	3,241,907
Win Semiconductors Corp.	401,000	3,432,373
Wistron Corp.	9,429,768	8,982,227
Yuanta Financial Holding Co. Ltd.	8,052,000	4,357,868

		401,314,713

Thailand — 2.6%
Advanced Info Service PCL, NVDR	545,900	3,303,545
Airports of Thailand PCL, NVDR	1,661,900	3,239,164
Bangkok Dusit Medical Services PCL, NVDR	4,817,100	3,407,254
BTS Group Holdings PCL, NVDR	15,141,700	5,759,653
Central Pattana PCL, NVDR	2,035,000	3,150,699
Home Product Center PCL, NVDR	6,829,700	3,177,603
Intouch Holdings PCL, NVDR	1,890,300	3,194,078
Kasikornbank PCL	1,057,000	3,231,476
Kasikornbank PCL, NVDR	1,747,500	5,273,813
Minor International PCL, NVDR(a)	9,337,300	5,459,723
PTT Exploration & Production PCL, NVDR	1,912,600	5,050,563
PTT PCL, NVDR	10,672,800	11,910,858
Siam Cement PCL (The), NVDR	1,296,900	13,984,178
Siam Commercial Bank PCL (The), NVDR	3,863,800	8,988,406
Total Access Communication PCL, NVDR	2,776,100	3,883,573

		83,014,586

Turkey — 0.4%
Anadolu Efes Biracilik Ve Malt Sanayii AS(a)	939,752	2,554,130
Arcelik AS(a)	608,152	1,405,931
Eregli Demir ve Celik Fabrikalari TAS	2,671,956	3,153,155
Turkcell Iletisim Hizmetleri AS	2,452,636	5,091,157

		12,204,373

United Arab Emirates — 0.6%
Abu Dhabi Commercial Bank PJSC	6,165,503	7,385,545
First Abu Dhabi Bank PJSC	4,214,259	12,712,247

		20,097,792

Total Common Stocks — 97.9% (Cost: $3,230,156,359)		3,099,741,327

Preferred Stocks

Brazil — 1.3%
Banco Bradesco SA, Preference Shares, NVS	2,904,271	10,133,477
Cia. Energetica de Minas Gerais, Preference Shares, NVS	4,261,582	8,474,358
Itau Unibanco Holding SA, Preference Shares, NVS	2,432,510	10,319,278
Itausa-Investimentos Itau SA, Preference Shares, NVS	2,582,131	4,212,348

Security	Shares	Value

Brazil (continued)
Telefonica Brasil SA, Preference Shares, NVS	768,400	$6,669,436

		39,808,897

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	530,108	3,512,204

South Korea — 0.7%
LG Household & Health Care Ltd., Preference Shares, NVS	5,651	3,262,518
Samsung Electronics Co. Ltd., Preference Shares, NVS	594,756	20,578,380

		23,840,898

Total Preferred Stocks — 2.1% (Cost: $89,956,736)		67,161,999

Rights

Brazil — 0.0%
Natura & Co. Holding SA, (Expires 06/12/20)(a)	65,556	60,111

China — 0.0%
Legend Holdings Corp., Class H, (Expires 07/20/20)(a)(e)	29,546	0	(f)

Total Rights — 0.0% (Cost: $0)		60,111

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.69%(g)(h)(i)	25,678,841	25,717,359
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.16%(g)(h)	11,080,000	11,080,000

		36,797,359

Total Short-Term Investments — 1.2% (Cost: $36,780,998)		36,797,359

Total Investments in Securities — 101.2% (Cost: $3,356,894,093)		3,203,760,796

Other Assets, Less Liabilities — (1.2)%		(36,655,942)

Net Assets — 100.0%		$3,167,104,854

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Rounds to less than $1.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

4

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG MSCI EM ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	5,712,482	19,966,359	25,678,841	$25,717,359	$255,974	(b)	$(4,061)	$14,656
BlackRock Cash Funds: Treasury, SL Agency Shares	1,431,000	9,649,000	11,080,000	11,080,000	17,875		—	—

				$36,797,359	$273,849		$(4,061)	$14,656

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	272	06/19/20	$12,687	$412,667

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common Stocks	$3,014,542,571	$85,198,756	$—		$3,099,741,327
Preferred Stocks	67,161,999	—	—		67,161,999
Rights	60,111	—	0	(a)	60,111
Money Market Funds	36,797,359	—	—		36,797,359

	$3,118,562,040	$85,198,756	$0	(a)	$3,203,760,796

Derivative financial instruments(b)
Assets
Futures Contracts	$412,667	$—	$—		$412,667

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

JSC	Joint Stock Company

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

5